GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of activity of goodwill

(In thousands)	Total
(Successor)
Balance as a result of Merger on August 30, 2012	$2,172,272
Increase in Goodwill from the acquisition of Rave theatres	79,024

Balance as of December 31, 2012	2,251,296

Increase in Goodwill from purchase price allocation adjustments related to the Merger	31,951
Increase in Goodwill from purchase price allocation adjustments related to the Rave acquisition	8,696

Balance as of December 31, 2013	$2,291,943

Schedule of detail of other intangible assets

		December 31, 2013 (Successor)		December 31, 2012 (Successor)
(In thousands)	Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Favorable leases	1 to 45 years	$112,496	$(8,053)	$112,496	$(2,158)
Management contracts	1 to 7 years	4,690	(1,103)	4,690	(278)
Non-compete agreement	2 years	3,800	(1,678)	3,800	(404)
NCM tax receivable agreement	23 years	20,900	(1,133)	20,900	(266)

Total, amortizable		$141,886	$(11,967)	$141,886	$(3,106)

Unamortized Intangible Assets:
AMC trademark		$104,400		$104,400

Total, unamortizable		$104,400		$104,400

Schedule of amortization expense associated with the intangible assets

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Recorded amortization	$9,011	$3,106	$5,016	$14,469

Schedule of estimated annual amortization for the next five fiscal years for intangible assets

(In thousands)	2014	2015	2016	2017	2018
Projected annual amortization	$8,783	$8,372	$7,516	$7,401	$7,132